OMB Number: 3235-0578

Expires: January 31, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21516

                    A&Q Aggregated Alpha Strategies Fund LLC

(Exact name of registrant as specified in charter)

677 Washington Boulevard

                                   Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim

UBS Alternative and Quantitative Investments LLC

677 Washington Boulevard

                                                  Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code:  203-719-1428

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Aggregated Alpha Strategies Fund LLC

Schedule of Portfolio Investments

(Unaudited)

March 31, 2015

Investment Fund	Geographic Focus	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income

GCA Credit Opportunities Fund, L.L.C.	US/Canada	$3,304,981	$4,116,313	$—	$4,116,313	$—	7.59%	8/1/2011	Quarterly	3/31/2015		$4,116,313

Credit/Income Subtotal		3,304,981	4,116,313	—	4,116,313	—	7.59

Equity Hedged

Altalis Capital Partners, L.P.	US/Canada	2,750,000	2,762,630	—	—	2,762,630	5.09	2/1/2015	Quarterly	3/31/2016		$2,762,630
Bronson Point Partners, L.P.	US/Canada	2,500,000	2,795,684	—	2,795,684	—	5.16	9/1/2013	Quarterly	3/31/2015		$2,795,684
Corvex Partners, L.P.	US/Canada	3,057,552	4,687,395	—	—	4,687,395	8.65	3/1/2012	Quarterly	3/31/2015	(b)	$1,171,849
JHL Capital Group Fund, L.L.C.	Global	1,407,692	1,828,394	—	—	1,828,394	3.37	2/1/2011	Every 3 months	4/30/2015	(b)	$362,632
Starboard Value and Opportunity Fund, L.P.	US/Canada	2,904,753	3,624,826	—	3,624,826	—	6.69	11/1/2010	Quarterly	3/31/2015		$3,624,826

Equity Hedged Subtotal		12,619,997	15,698,929	—	6,420,510	9,278,419	28.96

Multi-Strategy

Davidson Kempner Partners, L.P.	US/Canada	2,374,145	4,057,972	—	—	4,057,972	7.48	1/1/2006	Semi-Annually	6/30/2015		$4,057,972
OZ Domestic Partners, L.P. (Holdback Account)	Global	4,513	10,464	—	—	10,464	0.02	5/1/2005	N/A	N/A	(c)	N/A
OZ Domestic Partners, L.P. (SP)	Global	272,888	383,936	—	—	383,936	0.71	5/1/2005	N/A	N/A	(c)	N/A

Multi-Strategy Subtotal		2,651,546	4,452,372	—	—	4,452,372	8.21

Other
CPIM Structured Credit Fund, L.P., Class AQ1	Global	27,865	49,538	—	—	49,538	0.09	11/1/2005	N/A	N/A	(c)	N/A
Harbinger Capital Partners Fund I, L.P., Class L Holdings	US/Canada	2,981	13,071	—	—	13,071	0.02	9/1/2007	N/A	N/A	(c)	N/A
Harbinger Capital Partners Fund I, L.P., Class PE Holdings	US/Canada	345,122	132,732	—	—	132,732	0.25	9/1/2007	N/A	N/A	(c)	N/A
Marathon Structured Finance Liquidating Fund, L.P. (Sept 30, 2009)	US/Canada	70,085	61,291	—	—	61,291	0.11	4/1/2005	N/A	N/A	(c)	N/A
Marathon Structured Finance Liquidating Fund, L.P. (SP)	US/Canada	8,741	113,838	—	—	113,838	0.21	4/1/2005	N/A	N/A	(c)	N/A

Other Subtotal		454,794	370,470	—	—	370,470	0.68

Relative Value
Field Street Partners, LP	Global	5,000,000	5,218,044	—	3,138,263	2,079,781	9.63	7/1/2014	Monthly	6/30/2015		$3,138,263
Providence MBS Fund L.P.	US/Canada	2,489,068	2,779,599	—	2,779,599	—	5.13	8/1/2011	Quarterly	3/31/2015		$2,779,599
Sensato Asia Pacific Fund, L.P.	Developed Asia including Japan	3,780,935	5,497,507	—	—	5,497,507	10.14	1/1/2012	Monthly	3/31/2015	(d)	$4,123,130
TIG Arbitrage Enhanced, L.P.	US/Canada	5,060,000	5,060,297	—	5,060,297	—	9.33	8/1/2014	Monthly	3/31/2015		$5,060,297

Relative Value Subtotal		16,330,003	18,555,447	—	10,978,159	7,577,288	34.23

A&Q Aggregated Alpha Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2015

Investment Fund	Geographic Focus	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Trading

Brevan Howard, L.P.	Global	$299,189	$371,842	$—	$—	$371,842	0.69%	10/1/2009	Monthly	5/31/2015	(d)	$371,842
Citadel Global Fixed Income Fund, LLC	Global	2,500,000	2,299,569	—	—	2,299,569	4.24	2/1/2014	Monthly	3/31/2015	(e)	$191,631
Graticule Asia Macro Fund, L.P. (formerly Fortress Asia Macro Fund, L.P.)	Developed Asia including Japan	2,500,000	2,683,676	—	2,683,676	—	4.95	2/1/2014	Quarterly	3/31/2015		$2,683,676

Trading Subtotal		5,299,189	5,355,087	—	2,683,676	2,671,411	9.88

Total		$40,660,510	$48,548,618	$—	$24,198,658	$24,349,960	89.55%

(a)    Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)    The Investment Fund is subject to an investor level gate of 25%.

(c)    All of the Fund’s interests in the Investment Fund are held in side pockets and liquidating trusts which have restricted liquidity.

(d)    The Investment Fund is subject to an investor level gate of 25% during any 90-day period.

(e)    The Investment Fund is subject to an investor level gate of 8.33%, with a quarterly limit of 25% without paying a fee.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical investments. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of March 31, 2015 is $7,089,428 which relates to the value of a portion of several investments that can be partially redeemed within one quarter from the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended March 31, 2015.

A&Q Aggregated Alpha Strategies Fund LLC

Schedule of Portfolio Investments

(Unaudited)

March 31, 2015

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2014	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3*	Balance as of March 31, 2015
Equity Hedged	$7,153,031	$211,935	$79,128	$2,750,000	$(915,675)	$–	$–	$9,278,419
Multi-Strategy	4,455,460	38,773	4,744	–	(46,605)	–	–	4,452,372
Other	372,448	–	(1,978)	–	–	–	–	370,470
Relative Value	10,410,908	–	304,643	–	–	–	(3,138,263)	7,577,288
Trading	3,095,790	67,900	(139,382)	–	(352,897)	–	–	2,671,411
Total	$25,487,637	$318,608	$247,155	$2,750,000	$(1,315,177)	$–	$(3,138,263)	$24,349,960

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of March 31, 2015 is $156,349.

*

The transfer out of Level 3 investments in the amount of $3,138,263 is due to the expiration of a lock up on the ability to redeem the investments within 90 days without incurring an early redemption penalty.

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The Investment Fund in the credit/income strategy utilizes credit analysis to evaluate potential investments and uses debt or debt-linked instruments to execute its investment theses. Its approach can be either fundamental, quantitative, or a combination of both. The Investment Fund in the credit/income strategy has restrictions on liquidity in its offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates
Credit/Income	60 days	N/A
* The Investment Fund is available to be redeemed in accordance with its offering documents, as of the measurement date, subject to the notice period.

A&Q Aggregated Alpha Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2015

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. The Investment Funds in the equity hedged strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Equity Hedged	30 – 90 days	42%

*      These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

**    These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring 4 redemption periods.

The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. The Investment Funds in the multi-strategy strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates	Percentage with side pockets **
Multi-Strategy	65 days	N/A	9%

*      These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period. These amounts exclude side pockets and liquidating trusts.

**    Redemption notice periods are no longer effective and the liquidation of assets is uncertain.

The other category contains investment approaches that are outside of the mainstream hedge fund strategies (credit/income, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. The Investment Funds in the other strategy have restrictions on liquidity in their offering documents as described in the table below:

A&Q Aggregated Alpha Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2015

Strategy	Range of redemption notice period	Percentage with investor level gates	Percentage with side pockets *
Other	N/A	N/A	100%
* Redemption notice periods are no longer effective and the liquidation of assets is uncertain.

The Investment Funds in the relative value strategy, a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. The Investment Funds in the relative value strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Relative Value	30 – 60 days	30%

*      These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

**    These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring 4 redemption periods.

The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. The Investment Funds in the trading strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Trading	30 – 90 days	50%

*      These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

**    These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring multiple redemptions periods ranging from 4 - 12 periods.

A&Q Aggregated Alpha Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2015

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2015.

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. Please refer to the December 31, 2014 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Aggregated Alpha Strategies Fund LLC

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	5/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	5/26/2015

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	5/26/2015

* Print the name and title of each signing officer under his or her signature.